Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

23.Related party transactions

For the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

Transactions with Tencent

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Advertising, sub-licensing and other revenues from Tencent	22,073	118,844	651,495
Content costs charged by Tencent (i)	539,451	249,536	217,527
Operation support services provided by Tencent	225,808	142,372	104,318
Acquisition under common control (ii)	—	574,826	—
Others	12,867	6,422	6,422
(i)	In April 2021, the Group entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends tournaments during the period from 2021 to 2025, with a total consideration of RMB2,013 million. In January 2023 and September 2024, the Group has entered into supplemental agreements to the above-mentioned agreement with Tencent to update the authorised right, licensed scope and total consideration respectively (Note 26).
(ii)	In December 2023, the Company acquired a global mobile application service provider from a fellow subsidiary of Tencent for an aggregate cash consideration of RMB574,826, of which RMB546,084 was paid by the Company in 2023 and the remaining balance of RMB28,770 was paid in February 2024.

23.Related party transactions (continued)

Transactions with entities over which Tencent and/or Huya have significant influence (“Tencent and Huya’s related parties”)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Content costs and revenue sharing fees charged by Tencent and Huya’s related parties	100,627	61,272	38,069
Advertising, sub-licensing and other revenues from Tencent and Huya’s related parties	13,072	23,902	17,575
Others	18,213	29,178	1,810

As of December 31, 2023 and 2024, the amounts due from/to related parties are as follows:

	December 31,
	2023	2024
	RMB	RMB
Prepaid assets and amounts due from related parties, net
Tencent	147,776	202,157
Others	1,089	5,710
Less: credit loss provision	(217)	(302)
Total	148,648	207,565
Amounts due to related parties
Tencent	141,743	142,662
Others	35,971	18,867
Total	177,714	161,529

The following table presents the movements of the credit loss provision related to amounts due from related parties for the years ended December 31, 2022, 2023 and 2024:

	For the years ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(393)	(302)	(217)
Current year provision	(139)	(219)	(100)
Current year reversal	230	304	15
Balance at end of the year	(302)	(217)	(302)

The other receivables/payables from/to related parties are unsecured, interest-free and payable on demand.